Supplemental Information About The Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Information About Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables [Line Items]
Nonaccrual Financing Receivables
PAST DUE AND NONACCRUAL FINANCING RECEIVABLES

	2014					2013
	Over 30 days	Over 90 days				Over 30 days	Over 90 days
December 31 (In millions)	past due	past due		Nonaccrual		past due	past due		Nonaccrual

Commercial
CLL	$610	$131		$25		$465	$83		$12
Energy Financial Services	-	-		68		-	-		4
GECAS	-	-		419		-	-		-
Other	-	-		-		-	-		6
Total Commercial	610	131		512	(a)	465	83		22	(a)

Consumer
Non-U.S. residential mortgages	2,171	1,195		1,262		3,406	2,104		2,161
Non-U.S. installment and revolving credit	333	89		53		601	159		106
U.S. installment and revolving credit	2,492	1,147		2		2,442	1,105		2
Other	141	64		167		172	99		351
Total Consumer	5,137	2,495	(b)	1,484	(c)	6,621	3,467	(b)	2,620	(c)
Total	$5,747	$2,626		$1,996		$7,086	$3,550		$2,642
Total as a percent of financing receivables	4.5%	2.1%		1.6%		5.2%	2.6%		2.0%

  Included $484 million and $16 million at December 31, 2014 and 2013, respectively, that are currently paying in accordance with their contractual terms.
  Included $1,231 million and $1,197 million of Consumer loans at December 31, 2014 and 2013, respectively, that are over 90 days past due and continue to accrue interest until the accounts are written off in the period that the account becomes 180 days past due.
  Included $179 million and $324 million at December 31, 2014 and 2013, respectively, that are currently paying in accordance with their contractual terms.

Impaired Loans
IMPAIRED LOANS AND RELATED RESERVES

	With no specific allowance			With a specific allowance
	Recorded	Unpaid	Average	Recorded	Unpaid		Average
	investment	principal	investment	investment	principal	Associated	investment
December 31 (In millions)	in loans	balance	in loans	in loans	balance	allowance	in loans

2014

Commercial
CLL	$10	$10	$7	$5	$5	$4	$4
Energy Financial Services	53	54	26	15	15	12	24
GECAS	329	337	88	-	-	-	15
Other	-	-	-	-	-	-	1
Total Commercial(b)	392	401	121	20	20	16	44

Consumer(c)	138	179	120	2,042	2,092	408	2,547
Total	$530	$580	$241	$2,062	$2,112	$424	$2,591

2013

Commercial
CLL	$6	$6	$7	$2	$2	$2	$2
Energy Financial Services	-	-	-	4	4	1	2
GECAS	-	-	-	-	-	-	1
Other	2	3	9	4	4	-	5
Total Commercial(b)	8	9	16	10	10	3	10

Consumer(c)	109	153	98	2,879	2,948	567	3,058
Total	$117	$162	$114	$2,889	$2,958	$570	$3,068

  Write-offs to net realizable value are recognized against the allowance for losses primarily in the reporting period in which management has deemed all or a portion of the financing receivable to be uncollectible, but not later than 360 days after initial recognition of a specific reserve for a collateral dependent loan.
  We recognized insignificant amounts of interest income, including none on a cash basis, at December 31, 2014 and 2013, respectively, in CLL. The total average investment in impaired loans at December 31, 2014 and 2013 was $165 million and $26 million, respectively.
  We recognized $126 million and $221 million of interest income, including $5 million, and $3 million on a cash basis, at December 31, 2014 and 2013, respectively, principally in our Consumer-U.S. installment and revolving credit portfolios. The total average investment in impaired loans at December 31, 2014 and 2013 was $2,667 million and $3,156 million, respectively.

Financing Receivables And Allowance For Losses
December 31 (In millions)	Non-impaired financing receivables	General reserves	Impaired loans	Specific reserves

2014

Commercial	$25,329	$77	$412	$16
Consumer	98,640	3,603	2,180	408
Total	$123,969	$3,680	$2,592	$424

2013

Commercial	$26,408	$41	$18	$3
Consumer	106,051	3,414	2,988	567
Total	$132,459	$3,455	$3,006	$570

Schedule Of Impaired Loan Balance Classified To Measure Impairment
IMPAIRED LOAN BALANCE CLASSIFIED BY THE METHOD USED TO MEASURE IMPAIRMENT

December 31 (In millions)	2014	2013

Discounted cash flow	$2,149	$2,751
Collateral value	443	255
Total	$2,592	$3,006

Commercial Portfolio Segment [Member]
Supplemental Information About Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables [Line Items]
Credit Quality Indicators
COMMERCIAL FINANCING RECEIVABLES BY RISK CATEGORY

	Secured
December 31 (In millions)	A	B	C	Total

2014

CLL	14,271	49	98	14,418
Energy Financial Services	2,479	60	16	2,555
GECAS	7,908	237	118	8,263
Other	130	-	-	130
Total	$24,788	$346	$232	$25,366

2013

CLL	13,053	37	184	13,274
Energy Financial Services	2,969	9	-	2,978
GECAS	9,175	50	152	9,377
Other	318	-	-	318
Total	$25,515	$96	$336	$25,947

Consumer Portfolio Segment [Member]
Supplemental Information About Credit Quality Of Financing Receivables And Allowance For Losses On Financing Receivables [Line Items]
Credit Quality Indicators
	Loan-to-value ratio
	2014			2013
	80% or	Greater than	Greater than	80% or	Greater than	Greater than
December 31 (In millions)	less	80% to 90%	90%	less	80% to 90%	90%

Non-U.S. residential mortgages	$13,964	$4,187	$6,742	$17,224	$5,130	$8,147

	Refreshed FICO score
	2014			2013
	661 or	601 to	600 or	661 or	601 to	600 or
December 31 (In millions)	higher	660	less	higher	660	less

U.S. installment and
revolving credit	$43,466	$11,865	$4,532	$40,079	$11,142	$4,633

	Internal ratings translated to approximate credit bureau equivalent score
	2014			2013
	671 or	626 to	625 or	671 or	626 to	625 or
December 31 (In millions)	higher	670	less	higher	670	less

Non-U.S. installment and
revolving credit	$6,599	$2,045	$1,756	$9,705	$3,228	$2,798